Note 8 Unobservable inputs (Details) - vegas	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	0.00%	0.00%	0.00%
Recovery rate	0.00%	0.00%	0.00%
Bottom of range [member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	0.00%	0.00%	0.00%
Bottom of range [member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	3.94%	2.09%	2.26%
Bottom of range [member] | Derivatives [member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	19.00%	19.00%	26.00%
Bottom of range [member] | Derivatives [member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility	0	0	0
Bottom of range [member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	(69.00%)	(88.00%)	(88.00%)
Volatility	8,050,000.00	5,070,000.00	8,470,000
Bottom of range [member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	3,190,000	3,930,000	4,310,000
Bottom of range [member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(3.00%)	(3.00%)	(3.00%)
Correlation rate credit	(100.00%)	(100.00%)	(100.00%)
Correlation rate/inflation	42.00%	42.00%	52.00%
Arithmetic Average [Member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	0.74%	1.13%	1.36%
Recovery rate	38.00%	39.00%	39.00%
Arithmetic Average [Member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	97.00%	95.00%	99.00%
Arithmetic Average [Member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	2.00%	3.70%	3.74%
Arithmetic Average [Member] | Derivatives [member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	64.00%	59.00%	60.00%
Arithmetic Average [Member] | Derivatives [member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility	0	0	0
Arithmetic Average [Member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	43.00%	48.00%	52.00%
Volatility	32,170,000	30,900,000	29,410,000
Arithmetic Average [Member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	7,980,000	9,460,000	10,240,000
Arithmetic Average [Member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(5.00%)	(5.00%)	(5.00%)
Correlation rate/inflation	76.00%	74.00%	60.00%
Top of range [member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	8.14%	39.07%	43.69%
Recovery rate	40.00%	40.00%	40.00%
Top of range [member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	234.00%	233.00%	237.00%
Top of range [member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	11.67%	7.11%	5.76%
Top of range [member] | Derivatives [member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	92.00%	92.00%	85.00%
Top of range [member] | Derivatives [member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility	0	0	0
Top of range [member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	99.00%	99.00%	99.00%
Volatility	450,540,000	122,350,000	70,940,000
Top of range [member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	15,060,000.00	14,910,000	18,520,000
Top of range [member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(11.00%)	(11.00%)	(11.00%)
Correlation rate credit	100.00%	100.00%	100.00%
Correlation rate/inflation	95.00%	95.00%	74.00%